Loans and Allowance for Loan Losses (Tables)	12 Months Ended
Dec. 31, 2015
Loans and Leases Receivable Disclosure [Abstract]
Schedule of summary of loans, by major class within the Company's loan portfolio

(in thousands)	2015	2014
Commercial, financial, and agricultural	$149,091	$154,834
Real estate construction - residential	16,895	18,103
Real estate construction - commercial	33,943	48,822
Real estate mortgage - residential	256,086	247,117
Real estate mortgage - commercial	385,869	372,321
Installment and other consumer	23,196	20,016
Total loans	$865,080	$861,213

Schedule of loans to directors and executive officers
(in thousands)
Balance at December 31, 2014	$4,940
New loans	286
Amounts collected	(499)
Balance at December 31, 2015	$4,727

Schedule of summary of the allowance for loan losses

	Commercial,	Real Estate	Real Estate	Real Estate	Real Estate	Installment
	Financial, &	Construction -	Construction -	Mortgage -	Mortgage -	Loans to	Un-
(in thousands)	Agricultural	Residential	Commercial	Residential	Commercial	Individuals	allocated	Total
Balance at December 31, 2012	$1,937	$732	$1,711	$3,387	$6,834	$239	$2	$14,842
Additions:
Provision for loan losses	992	318	(452)	273	622	272	5	2,030
Deductions:
Loans charged off	895	119	633	812	1,301	420	0	4,180
Less recoveries on loans	(340)	0	(5)	(111)	(368)	(203)	0	(1,027)
Net loans charged off	555	119	628	701	933	217	0	3,153
Balance at December 31, 2013	$2,374	$931	$631	$2,959	$6,523	$294	$7	$13,719
Additions:
Provision for loan losses	371	(592)	326	(226)	(107)	195	33	0
Deductions:
Loans charged off	1,285	349	491	408	2,890	405	0	5,828
Less recoveries on loans	(319)	(181)	0	(202)	(320)	(186)	0	(1,208)
Net loans charged off	966	168	491	206	2,570	219	0	4,620
Balance at December 31, 2014	$1,779	$171	$466	$2,527	$3,846	$270	$40	$9,099
Additions:
Provision for loan losses	833	(434)	193	153	(713)	157	61	250
Deductions:
Loans charged off	1,131	0	15	379	363	302	0	2,190
Less recoveries on loans	(672)	(322)	0	(138)	(165)	(148)	0	(1,445)
Net loans charged off	459	(322)	15	241	198	154	0	745
Balance at December 31, 2015	$2,153	$59	$644	$2,439	$2,935	$273	$101	$8,604

	Commercial,	Real Estate	Real Estate	Real Estate	Real Estate	Installment
	Financial, and	Construction -	Construction -	Mortgage -	Mortgage -	Loans to	Un-
(in thousands)	Agricultural	Residential	Commercial	Residential	Commercial	Individuals	allocated	Total

December 31, 2015

Allowance for loan losses:
Individually evaluated for impairment	$285	$0	$15	$955	$266	$19	$0	$1,540
Collectively evaluated for impairment	1,868	59	629	1,484	2,669	254	101	7,064
Total	$2,153	$59	$644	$2,439	$2,935	$273	$101	$8,604
Loans outstanding:
Individually evaluated for impairment	$1,005	$0	$102	$5,936	$3,081	$144	$0	$10,268
Collectively evaluated for impairment	148,086	16,895	33,841	250,150	382,788	23,052	0	854,812
Total	$149,091	$16,895	$33,943	$256,086	$385,869	$23,196	$0	$865,080

December 31, 2014

Allowance for loan losses:
Individually evaluated for impairment	$134	$0	$0	$1,343	$246	$26	$0	$1,749
Collectively evaluated for impairment	1,645	171	466	1,184	3,600	244	40	7,350
Total	$1,779	$171	$466	$2,527	$3,846	$270	$40	$9,099
Loans outstanding:
Individually evaluated for impairment	$7,541	$1,750	$2,096	$7,878	$16,464	$234	$0	$35,963
Collectively evaluated for impairment	147,293	16,353	46,726	239,239	355,857	19,782	0	825,250
Total	$154,834	$18,103	$48,822	$247,117	$372,321	$20,016	$0	$861,213

Schedule of impaired loans

(in thousands)	2015	2014
Non-accrual loans	$4,418	$18,243
Performing TDRs	5,850	17,720
Total impaired loans	$10,268	$35,963

		Unpaid
	Recorded	Principal	Specific
(in thousands)	Investment	Balance	Reserves

December 31, 2015
With no related allowance recorded:
Commercial, financial and agricultural	$448	$450	$0
Real estate - residential	1,645	1,712	0
Real estate - commercial	2,446	2,572	0
Total	$4,539	$4,734	$0
With an allowance recorded:
Commercial, financial and agricultural	$557	$572	$285
Real estate - construction commercial	102	115	15
Real estate - residential	4,291	4,320	955
Real estate - commercial	635	884	266
Consumer	144	182	19
Total	$5,729	$6,073	$1,540
Total impaired loans	$10,268	$10,807	$1,540

		Unpaid
	Recorded	Principal	Specific
(in thousands)	Investment	Balance	Reserves

December 31, 2014
With no related allowance recorded:
Commercial, financial and agricultural	$6,021	$6,232	$0
Real estate - construction residential	1,750	2,259	0
Real estate - construction commercial	2,096	2,319	0
Real estate - residential	3,213	3,270	0
Real estate - commercial	15,409	18,950	0
Consumer	36	36	0
Total	$28,525	$33,066	$0
With an allowance recorded:
Commercial, financial and agricultural	$1,520	$1,528	$134
Real estate - residential	4,665	3,546	1,343
Real estate - commercial	1,055	1,171	246
Consumer	198	237	26
Total	$7,438	$6,482	$1,749
Total impaired loans	$35,963	$39,548	$1,749

	2015		2014
		Interest		Interest
	Average	Recognized	Average	Recognized
	Recorded	For the	Recorded	For the
(in thousands)	Investment	Period Ended	Investment	Period Ended
With no related allowance recorded:
Commercial, financial and agricultural	$2,949	$39	$3,141	$94
Real estate - construction residential	536	0	610	2
Real estate - construction commercial	1,105	0	5,950	0
Real estate - residential	2,331	37	3,517	46
Real estate - commercial	5,169	119	13,703	400
Consumer	7	1	11	0
Total	$12,097	$196	$26,932	$542
With an allowance recorded:
Commercial, financial and agricultural	$1,356	$22	$1,773	$19
Real estate - construction residential	0	0	1,697	0
Real estate - construction commercial	52	0	42	0
Real estate - residential	4,625	110	5,118	129
Real estate - commercial	1,161	0	3,810	11
Consumer	183	0	312	0
Total	$7,377	$132	$12,752	$159
Total impaired loans	$19,474	$328	$39,684	$701

Schedule of aging information for the Company's past due and non-accrual loans
(in thousands)	Current or Less Than 30 Days Past Due	30-89 Days Past Due	90 Days Past Due And Still Accruing	Non-Accrual	Total
December 31, 2015
Commercial, Financial, and Agricultural	$148,597	$185	$1	$308	$149,091
Real Estate Construction - Residential	16,830	0	0	0	16,830
Real Estate Construction - Commercial	33,472	65	0	102	33,639
Real Estate Mortgage - Residential	251,253	2,511	0	2,322	256,086
Real Estate Mortgage - Commercial	384,053	643	0	1,542	386,238
Installment and Other Consumer	22,840	207	5	144	23,196
Total	$857,045	$3,611	$6	$4,418	$865,080
December 31, 2014
Commercial, Financial, and Agricultural	$149,366	$189	$0	$5,279	$154,834
Real Estate Construction - Residential	16,352	0	0	1,751	18,103
Real Estate Construction - Commercial	46,670	0	56	2,096	48,822
Real Estate Mortgage - Residential	239,469	3,229	0	4,419	247,117
Real Estate Mortgage - Commercial	366,653	1,203	0	4,465	372,321
Installment and Other Consumer	19,551	230	2	233	20,016
Total	$838,061	$4,851	$58	$18,243	$861,213

Schedule of risk categories by class

(in thousands)	Commercial, Financial, & Agricultural	Real Estate Construction - Residential	Real Estate Construction - Commercial	Real Estate Mortgage - Residential	Real Estate Mortgage - Commercial	Installment and other Consumer	Total

At December 31, 2015
Watch	$8,663	$1,267	$1,296	$22,191	$24,303	$186	$57,906
Substandard	421	0	37	3,737	1,485	36	5,716
Performing TDRs	697	0	0	3,615	1,538	0	5,850
Non-accrual	308	0	102	2,322	1,542	144	4,418
Total	$10,089	$1,267	$1,435	$31,865	$28,868	$366	$73,890

At December 31, 2014
Watch	$13,651	$1,103	$4,757	$27,172	$18,191	$199	$65,073
Substandard	926	90	1,211	3,124	4,102	139	9,592
Performing TDRs	2,262	0	0	3,459	11,999	0	17,720
Non-accrual	5,279	1,751	2,096	4,419	4,465	233	18,243
Total	$22,118	$2,944	$8,064	$38,174	$38,757	$571	$110,628

Schedule of summary of loans that were modified as TDRs

	2015			2014
	Recorded Investment (1)			Recorded Investment (1)
(in thousands)	Number of Contracts	Pre- Modification	Post- Modification	Number of Contracts	Pre- Modification	Post- Modification
Troubled Debt Restructurings
Commercial, financial and agricultural	2	$250	$229	3	$244	$208
Real estate mortgage - residential	1	519	374	1	1,256	1,170
Real estate mortgage - commercial	4	1,273	1,249	0	0	0
Total	7	$2,042	$1,852	4	$1,500	$1,378

(1) The amounts reported post-modification are inclusive of all partial pay-downs and charge-offs, and no portion of the debt was forgiven. Loans modified as a TDR that were fully paid down, charged-off, or foreclosed upon during the period ended are not reported.